Accounts receivable, net - Movement of allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the Beginning of Year	$ 1,093	$ 14
Additions charged to bad debt expense	(85)	(1,386)	$ (14)
Write-off of bad debt allowance	(1,086)	(307)
Balance at the End of Year	$ 92	$ 1,093	$ 14